Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	14,253	14,099
Machinery and equipment	8,416	7,331
Office furniture and equipment	625	624
Computer equipment and software	4,652	4,383
Automobiles	87	87
Leasehold improvements	546	622
Right of use assets	2,471	-
	31,913	28,009

Less accumulated depreciation	13,387	10,892

	18,526	17,117

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 amounted to $3,101, $1,868, and $2,001, respectively.

In accordance with historic credit line agreements, a lien remains on the Company’s facility in Israel. See Note 10(D).

In 2019, the Company implemented ASC 842 “Leases”. See Note 2(U).

During the year ended December 31, 2018, the Company completed the construction of a new facility adjacent to its headquarters. Depreciation of the facility began to be recognized in 2018.